Share-Based Compensation (Details) - Schedule of Restricted Shares - TuanChe Limited Share Incentive Plan (the "Plan") - Restricted Stock [Member] - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Restricted Shares Activities [Line Items]
Number of restricted shares, Outstanding at beginning	3,573,750	6,034,250
Weighted-Average Grant-Date Fair Value, Outstanding at beginning	$ 0.457	$ 0.527
Number of restricted shares, Granted	20,900,000	1,500,000
Weighted-Average Grant-Date Fair Value, Granted	$ 0.037	$ 0.209
Number of restricted shares, Forfeit		(312,000)
Weighted-Average Grant-Date Fair Value, Forfeit		$ 0.431
Number of restricted shares, Vested	(20,593,750)	(3,648,500)
Weighted-Average Grant-Date Fair Value, Vested	$ 0.087	$ 0.474
Number of restricted shares, Outstanding at ending	3,880,000	3,573,750
Weighted-Average Grant-Date Fair Value, Outstanding at ending	$ 0.155	$ 0.457